                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [X]; Amendment Number:  1
                                              ------
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 261-6888
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                June 22, 2000
----------------------     --------------------------    -------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:               107
                                             ------------------

Form 13F Information Table Value Total:     $     132,099
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

STALEY CAPITAL
ADVISERS, INC.
AS OF MARCH 31, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
    104,000           AAT       ALL AMERICAN TERM TRUST INC.                       COM      016440109            1,241,500
    253,200            AW       ALLIED WASTE INDUSTRIES INC                        COM      019589308            1,661,625
      282             AIG       AMERICAN INTERNATIONAL GROUP                       COM      026874107               30,844
     1,686            AWK       AMERICAN WATER WORKS                               COM      030411102               40,041
    190,900           APH       AMPHENOL CORP                                      COM      032095101           19,519,525
      688             ADM       ARCHER-DANIELS-MIDLAND CO.                         COM      039483102                7,095
     3,890             T        AT&T CORP.                                         COM      001957109              219,056
      100             ARC       ATLANTIC RICHFIELD CO.                             COM      048825103                8,500
     1,000            ADRE      AUDRE RECOGNITION SYS.                             COM      050904101                   10
      500             AUD       AUTOMATIC DATA PROCESSING                          COM      053015103               24,125
     2,610            BEL       BELL ATLANTIC CORP.                                COM      077853109              159,536
     5,955            BLS       BELLSOUTH CORP.                                    COM      079860102              279,159
    114,199           BTM       BLACKROCK 2001 TERM                                COM      092477108            1,020,655
     5,839            BKT       BLACKROCK INCOME TRUST                             COM      09247F100               34,672
     15,000           BMN       BLACKROCK MUNI TARGET TRUST                        COM      09247M105              144,375
     22,157           BNA       BLACKROCK NORTH AMERICAN GOVT.                     COM      092475102              214,646
    312,778           BGT       BLACKROCK STRATEGIC TERM                           COM      09247P108            2,697,710
    223,862           BTT       BLACKROCK TARGET TERM                              COM      092476100            2,140,683
      519              BA       BOEING CO.                                         COM      097023105               19,625
     1,560            BMY       BRISTOL-MYERS SQUIBB CO.                           COM      110122108               90,480
     5,000            BNS       BROWN & SHARPE MFG. CO.                            COM      115223109                9,687
      161             CHV       CHEVRON CORP.                                      COM      166751107               14,882
      531             CHV       CITIGROUP, INC.                                    COM      172967101               31,815
     55,000           COHO      COHO ENERGY, INC.                                  COM      192481109               12,925
     3,500            COL       COLUMBIA HCA HEALTHCARE                            COM      197677107               88,593
      350             CNXT      CONEXANT INC.                                      COM      207142100               24,850
      490            COC/B      CONOCO INC. CL-B                                   COM      208251405               12,549
     30,000           CGX       CONSOLIDATED GRAPHICS, INC.                        COM      209341106              386,250
      247             CPH       DELPHI AUTOMOTIVE SYS. CORP.                       COM      247126105                3,952
      150             DOW       DOW CHEMICAL                                       COM      260543103               17,100

STALEY CAPITAL
ADVISERS, INC.
AS OF MARCH 31, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
      474              DD       DU PONT E I DE NEMOUR & CO.                        COM      263534109               25,092
   1,678,650          DYNA      DYNATECH CORP                                      COM      268140100           24,235,510
      375              EK       EASTMAN KODAK COMPANY                              COM      277461109               20,367
       64             EDS       ELECTRONIC DATA SYSTEMS CORP. NEW                  COM      285661104                4,108
     1,920            XOM       EXXON MOBILE CORPORATION                           COM      30231G102              149,791
    460,500           FSH       FISHER SCIENTIFIC INTL INC                         COM      338032204           20,492,250
     2,500             F        FORD MOTOR CO.                                     COM      345310100              114,844
      524             GTE       G T E CORPORATION                                  COM      362320103               37,204
     2,506             GE       GENERAL ELECTRIC CO.                               COM      369604103              390,041
      354              GM       GENERAL MOTORS CORP.                               COM      370442105               29,316
     8,200            HTL       HEARTLAND PARTNERS LP                              COM      422357103              177,837
     10,000           HTI       HEARTLAND TECHNOLOGIES                             COM      421979105               35,000
      600             HNZ       HEINZ H.J. CO.                                     COM      423074103               20,925
      400             HON       HONEYWELL INTERNATIONAL INC.                       COM      438516106               21,075
     5,000            IGTE      IGATE CAPITAL CORP.                                COM      45169U105              225,625
      400             INTC      INTEL CORP.                                        COM      458140100               52,775
    123,100           BTO       JOHN HANCOCK BANK & THRIFT                         COM      409735107              854,006
     1,094            JNJ       JOHNSON & JOHNSON                                  COM      478160104               76,835
     3,000            JPM       JP MORGAN & CO.                                    COM      616880100              395,250
    734,000           JPSP      JPS PACKAGING CO                                   COM      46623H102            2,339,625
     8,069            KMM       KEMPER MULTI-MARKET                                COM      48842B106               65,559
      350             KMB       KIMBERLY CLARK CORP.                               COM      494368103               19,622
      479             LLY       LILLY ELI & CO.                                    COM      532457108               29,997
     1,442             LU       LUCENT TECHNOLOGIES, INC.                          COM      549463107               89,430
     12,000           MAGY      MAGNITUDE INFORMATION SYSTEM                       COM      559534102               29,250
      800             MATW      MATTHEWS INTL.                                     COM      577128101               18,100
      750             MAY       MAY DEPARTMENT STORES CO.                          COM      577778103               21,375
      300             MCD       MCDONALD'S CORP.                                   COM      580135101               11,212
    312,750           MCK       MCKESSON HBOC                                      COM      58155Q103            6,567,750
       99             UMG       MEDIAONE GROUP INC.                                COM      58440J104                8,019
     1,560            MRK       MERK & CO. INC.                                    COM      589331107               96,915
   1,292,800          MMG       METROMEDIA INTL. GROUP                             COM      591695101            7,272,000
    522,237           MIN       MFS INTERMEDIATE INCOME TRUST                      COM      55273C107            3,198,700
     29,337           MMT       MFS MULTI MARKET INCOME                            COM      552737108              170,519
     43,000           APF       MORGAN STANLEY ASIA PACIFIC                        COM      617444106              467,625

STALEY CAPITAL
ADVISERS, INC.
AS OF MARCH 31, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
      914             NCC       NATIONAL CITY CORP.                                COM      635405103               18,845
     1,000            NBCI      NBC INTERNET INC.                                  COM      62873D105               43,062
     28,236           NPY       NUVEEN PA. PREMIUM INCOME                          COM      67061F101              337,066
      556             OKE       ONEOK INC.                                         COM      682680103               13,907
      200             PPG       P P G INDUSTRIES                                   COM      693506107               10,462
     15,400           PPH       PHARMACEUTICAL HOLDRs TRUST                        COM      71712A206            1,309,962
      281              PD       PHELPS DODGE CORPORATION                           COM      717265102               13,312
      450              MO       PHILIP MORRIS COMPANIES INC                        COM      718154107                9,394
     19,644           PCM       PIMCO COMMERC. MORTGAGE                            COM      693388100              243,090
      400             NCC       PNC BANK CORP.                                     COM      693475105               18,025
    754,500           PGI       POLYMER GROUP                                      COM      731745105            9,619,875
    531,362           PIM       PUTNAM MASTER INTERM. INCOME                       COM      746909100            3,088,541
      400            RTN/B      RAYTHEON CO. NEW                                   COM      755111408                7,100
     1,599            RESP      RESPIRONICS, INC.                                  COM      761230101               22,986
      900             SLE       SARE LEE CORP.                                     COM      803111103               16,200
     4,970            SBC       SBC COMM. INC.                                     COM      78387G103              209,357
     4,162            SGP       SCHERING-PLOUGH CORP.                              COM      806605101              155,041
    200,163           SCOT      SCOTTISH ANNUITY & LIFE HOLDINGS                   COM      002316664            1,538,751
     1,040             S        SEARS ROEBUCK & CO.                                COM      812387108               31,850
      700             SBH       SMITHKLINE BEECHAM                                 COM      832378301               46,244
     9,800            SNOW      SNOWBALL.COM, INC.                                 COM      83335R102               98,612
     2,000            STJ       ST. JUDE MEDICAL INC.                              COM      790849103               51,625
     5,000            SPF       STANDARD PACIFIC CORP.                             COM      85375C101               50,000
     48,172           SGL       STRATEGIC GLOBAL INCOME                            COM      862719101              481,716
    254,722           TMT       TCW/DW TERM TRUST 2003                             COM      87234U108            2,260,658
      242              TX       TEXACO INC.                                        COM      881694103               13,007
      643             TXU       TEXAS UTILITIES CO.                                COM      882848104               19,078
     12,539           TDHC      THERMADYNE HOLDINGS CORP NEW                       COM      883435208              247,645
    250,000           TWLB      TWINLAB CORP                                       COM      901774109            1,781,250
     5,000            TYC       TYCO INTERNAT.                                     COM      902124106              250,625
   2,171,400          OFIS      U S OFFICE PRODUCTS CO                             COM      912325305            5,428,500
      399             UCL       UNOCAL CORP.                                       COM      915289102               11,870
     22,500           VPV       VAN KAMPEN PA. VALUE                               COM      92112T108              270,000
      800             VRSN      VERISIGN INC.                                      COM      92343E102              119,600
      220             VOD       VODAFONE AIRTOUCH PLC                              COM      92857T107               12,224

STALEY CAPITAL
ADVISERS, INC.
AS OF MARCH 31, 2000

                                                                                  TITLE                           FAIR
                                                                                   OF                            MARKET
     SHARES         ACRONYM                     NAME OF ISSUERS                   CLASS      CUSIP #              VALUE
     ------         -------                     ---------------                   -----      -------             ------
    461,300           WMI       WASTE MGMT. INC                                    COM      94106L109            6,314,043
      400             WFC       WELLS FARGO COMPANY                                COM      949746101               16,300

                                                                                              TOTAL            132,099,837